Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 29, 2020

REHI-QTLY-0420
1.814099.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.0%
	Principal Amount	Value
Convertible Bonds - 0.2%
Homebuilders/Real Estate - 0.2%
PennyMac Corp. 5.5% 11/1/24 (a)	$1,699,000	$1,669,268
Nonconvertible Bonds - 3.8%
Banks & Thrifts - 0.4%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (a)	3,460,000	3,615,700
Diversified Media - 0.2%
Lamar Media Corp. 4% 2/15/30 (a)	1,705,000	1,705,000
Healthcare - 0.3%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,490,320
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	346,438
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29	795,000	843,257
		2,680,015
Homebuilders/Real Estate - 1.8%
Adams Homes, Inc. 7.5% 2/15/25 (a)	1,215,000	1,239,300
American Homes 4 Rent LP 4.25% 2/15/28	1,836,000	2,026,062
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,712,000	2,745,086
iStar Financial, Inc.:
4.25% 8/1/25	3,305,000	3,280,213
4.75% 10/1/24	2,495,000	2,546,821
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,195,000	1,231,806
VICI Properties, Inc.:
4.125% 8/15/30 (a)	985,000	986,231
4.625% 12/1/29 (a)	835,000	862,138
		14,917,657
Hotels - 1.1%
ESH Hospitality, Inc. 5.25% 5/1/25(a)	3,540,000	3,560,638
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (a)	3,250,000	3,250,000
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,407,935	2,844,097
		9,654,735

TOTAL NONCONVERTIBLE BONDS		32,573,107

TOTAL CORPORATE BONDS
(Cost $33,494,956)		34,242,375

Asset-Backed Securities - 4.4%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	598,000	663,153
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,740,121
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,130,223	2,354,542
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,203,063
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,628,694	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4187% 6/26/34 (a)(b)(e)	51,392	125,233
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (a)(b)(d)(e)	2,802,032	280
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (a)	2,202,728	2,207,025
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.3085% 7/17/34 (a)(b)(e)	772,000	773,979
Class F, 1 month U.S. LIBOR + 3.530% 5.1975% 7/17/34 (a)(b)(e)	1,122,000	1,123,377
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.0085% 7/17/37 (a)(b)(e)	2,045,000	2,035,681
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 6/17/37 (a)(b)(e)	1,710,993	1,710,989
Merit Securities Corp. Series 13 Class M1, 7.3303% 12/28/33 (b)	1,095,775	1,150,123
Progress Residential Trust Series 2019-SFR4 Class F, 3.684% 10/17/36 (a)	4,527,000	4,591,369
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 5.0585% 1/17/35 (a)(b)(e)	2,935,000	2,937,099
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (a)(b)(d)(e)	2,768,965	208
Class E, 3 month U.S. LIBOR + 4.500% 6.3905% 2/5/36 (a)(b)(d)(e)	1,028,205	77
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.3905% 12/5/36 (a)(b)(d)(e)	5,066,279	380
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,486,000	2,549,486
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	3,708,000	3,838,168
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	698,948
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	833,000	891,904
Series 2019-SFR1 Class F, 3.745% 3/17/38 (a)	2,121,000	2,162,963
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,170,775
TOTAL ASSET-BACKED SECURITIES
(Cost $45,178,290)		37,929,311

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	26,837	5,705
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	26,858	3
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.6209% 6/10/35 (a)(b)(d)(e)	59,910	15,429

TOTAL PRIVATE SPONSOR		21,137

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0372% 2/25/42 (a)(b)	38,711	14,344
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.2398% 1/25/42 (a)(b)(d)	27,262	322
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.1169% 6/25/43 (b)(d)(f)	138,001	36,859
Class 2B5, 4.1169% 6/25/43 (b)(d)(f)	1,571	34

TOTAL U.S. GOVERNMENT AGENCY		51,559

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $165,773)		72,696

Commercial Mortgage Securities - 78.2%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.820% 4.4855% 9/15/34 (a)(b)(e)	3,684,000	3,689,895
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (a)(b)	2,588,000	2,670,791
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 3.6585% 3/15/34 (a)(b)(e)	910,000	910,372
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 3.6085% 4/15/36 (a)(b)(e)	2,982,000	2,987,838
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52 (a)	1,638,000	1,401,157
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	4,260,997
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,447,717
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (a)	3,097,000	2,866,365
Class E, 2.8% 11/15/50 (a)	2,625,000	2,033,373
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,940,801
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	2,541,000	2,418,203
Class E, 3% 5/15/62 (a)	1,302,000	1,174,596
Series 2019-BN19:
Class D, 3% 8/15/61 (a)	1,554,000	1,475,989
Class E, 3% 8/15/61 (a)	1,071,000	955,135
Series 2019-BN20:
Class D, 2.5% 9/15/62 (a)	3,994,000	3,668,161
Class E, 2.5% 9/15/62 (a)	945,000	801,732
Series 2019-BN21:
Class E, 2.5% 10/17/52 (a)	2,210,000	1,895,624
Class F, 2.6818% 10/17/52 (a)	3,234,000	2,396,591
Series 2019-BN22:
Class D, 2.5% 11/15/62 (a)	2,465,000	2,235,437
Class E, 2.5% 11/15/62 (a)	1,598,000	1,368,810
Series 2019-BN24 Class E, 2.5% 11/15/62 (a)	1,388,000	1,187,305
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	2,106,679
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (a)(b)	1,288,000	1,296,342
Class E, 4.2844% 9/10/28 (a)(b)	6,580,000	6,581,845
Series 2019-C5:
Class E, 2.5% 11/15/52 (a)	2,545,000	2,117,322
Class F, 2.6014% 11/15/52 (a)(b)	1,322,000	932,724
BBCMS Mortgage Trust:
Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(b)	1,749,000	1,814,163
Series 2020-C6 Class E, 2.4% 2/15/53 (a)	1,512,000	1,257,052
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (a)(b)	1,680,000	1,648,013
Class 225E, 3.2943% 12/15/62 (a)(b)	1,132,000	1,075,346
Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	787,248
Class E, 3% 5/15/53 (a)(b)	833,000	725,205
Class F, 3.6103% 5/15/53 (a)(b)	3,065,000	2,519,535
Series 2019-B12 Class D, 3% 8/15/52 (a)	2,499,000	2,301,239
BX Commercial Mortgage Trust floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 3.6096% 3/15/37 (a)(b)(e)	1,706,000	1,705,988
Class F, 1 month U.S. LIBOR + 2.470% 4.1296% 3/15/37 (a)(b)(e)	1,801,000	1,803,243
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.6585% 11/25/32 (a)(b)(e)	819,000	819,513
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 4.1585% 12/15/29 (a)(b)(e)	4,650,000	4,650,008
BX Trust:
floater:
Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/35 (a)(b)(e)	875,000	874,474
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.2585% 4/15/34 (a)(b)(e)	3,255,000	3,279,497
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (a)(b)(e)	11,524,041	11,595,795
Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(b)	3,998,000	4,203,752
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (a)(b)	3,093,000	3,292,573
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.9085% 12/15/37 (a)(b)(e)	1,163,000	1,166,640
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (a)(b)	2,896,000	2,941,489
Class F, 5.4883% 4/10/29 (a)(b)	2,304,000	2,331,487
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,910,043
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class E, 1 month U.S. LIBOR + 2.350% 4.0085% 6/15/34 (a)(b)(e)	6,654,000	6,645,973
Class F, 1 month U.S. LIBOR + 2.600% 4.2667% 6/15/34 (a)(b)(e)	8,968,000	8,962,586
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(b)	4,069,000	4,131,053
Series 2013-GC15 Class D, 5.2139% 9/10/46 (a)(b)	7,323,000	7,844,696
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,831,638
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	2,273,000	2,119,179
Class E, 3% 8/10/56 (a)	1,848,000	1,622,624
Series 2019-GC43 Class E, 3% 11/10/52 (a)	2,772,000	2,405,699
Series 2020-GC46:
Class D, 2.6% 1/15/53 (a)	1,646,000	1,441,736
Class E, 2.6% 1/15/53 (a)	329,000	269,280
COMM Mortgage Trust:
floater:
Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 6.7148% 9/15/33 (a)(b)(e)	1,487,000	1,435,239
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 4.0525% 6/15/34 (a)(b)(e)	2,772,000	2,762,633
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	2,840,000	2,639,192
Series 2012-CR1:
Class D, 5.3199% 5/15/45 (a)(b)	7,226,000	7,529,230
Class G, 2.462% 5/15/45 (a)	2,322,000	1,985,153
Series 2013-CR10 Class D, 4.789% 8/10/46 (a)(b)	3,673,000	3,902,831
Series 2013-CR12 Class D, 5.0755% 10/10/46 (a)(b)	4,043,000	3,688,663
Series 2013-LC6 Class D, 4.2672% 1/10/46 (a)(b)	5,644,000	5,860,349
Series 2014-CR15 Class D, 4.7463% 2/10/47 (a)(b)	1,060,000	1,146,299
Series 2014-CR17 Class E, 4.8476% 5/10/47 (a)(b)	589,000	582,598
Series 2014-UBS2 Class D, 5.0023% 3/10/47 (a)(b)	3,454,000	3,367,133
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(b)	4,405,000	4,500,294
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	3,052,063
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	1,117,260
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7776% 11/10/49 (b)	1,680,000	1,542,768
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (a)(b)	789,000	817,807
Class E, 4.8309% 8/15/45 (a)(b)	5,385,400	5,427,105
Class F, 4.25% 8/15/45 (a)	7,162,000	6,617,977
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	1,163,798
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (a)(b)	2,772,000	2,669,295
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	982,064	783,686
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 5/15/36 (a)(b)(e)	1,512,000	1,515,791
Series 2019-UVIL Class E, 3.3928% 12/15/41 (a)(b)	2,289,000	2,215,272
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,906,377
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	1,890,000	1,941,671
Series 2017-CX9 Class D, 4.1528% 9/15/50 (a)(b)	1,615,000	1,587,654
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (a)(b)	1,007,000	1,016,557
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	833,000	878,893
Class E, 4.9345% 1/10/34 (a)(b)	4,264,000	4,419,942
DBGS Mortgage Trust:
Series 2018-C1 Class D, 2.8866% 10/15/51 (a)(b)	3,459,000	3,233,609
Series 2019-1735 Class F, 4.1946% 4/10/37 (a)(b)	1,000,000	1,019,019
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.6882% 11/10/46 (a)(b)	7,292,000	7,439,542
Class G, 4.652% 11/10/46 (a)	7,812,000	7,600,759
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (a)	1,029,000	1,025,677
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8146% 1/25/43 (b)(c)	4,473,000	77,929
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	83,363
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33 (f)	4,453,115	4,567,412
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.5789% 11/21/35 (a)(b)(e)	1,227,000	1,226,806
Grace Mortgage Trust Series 2014-GRCE Class G, 3.5901% 6/10/28 (a)(b)	2,093,000	2,105,168
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (a)(b)(e)	2,550,000	2,559,577
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 3.5331% 6/15/36 (a)(b)(e)	4,894,000	4,893,991
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3892% 8/10/44 (a)(b)	1,929,752	1,940,768
Class E, 5.3892% 8/10/44 (a)(b)	2,432,000	2,290,086
Class F, 4.5% 8/10/44 (a)	4,308,000	3,141,528
Series 2012-GC6:
Class D, 5.6511% 1/10/45 (a)(b)	3,753,000	3,878,836
Class E, 5% 1/10/45 (a)(b)	2,984,000	2,840,679
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,508,000	1,261,573
Series 2012-GCJ7:
Class D, 5.6856% 5/10/45 (a)(b)	8,756,500	8,876,080
Class F, 5% 5/10/45 (a)	3,433,000	1,435,229
Series 2012-GCJ9 Class D, 4.7418% 11/10/45 (a)(b)	4,238,000	4,395,096
Series 2013-GC12 Class D, 4.4513% 6/10/46 (a)(b)	869,000	881,664
Series 2013-GC13 Class D, 4.0832% 7/10/46 (a)(b)	5,470,000	5,516,243
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (a)(b)	3,923,000	4,299,886
Class F, 3.5% 11/10/46 (a)	2,530,000	2,212,718
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,890,030
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	5,568,026
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,958,413
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (a)(b)	8,315,240	8,391,510
Class F, 4.0667% 2/10/29 (a)(b)	8,451,000	8,496,435
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	4,451,218
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	1,096,515
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,830,000	2,665,143
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,956,583
Class DBF, 3.5497% 7/10/52 (a)(b)	2,523,000	2,489,859
Class E, 3% 7/10/52 (a)	1,228,000	1,071,176
Series 2019-GC42:
Class D, 2.8% 9/1/52 (a)	4,807,000	4,438,119
Class E, 2.8% 9/1/52 (a)	2,519,000	2,152,998
Series 2019-GSA1 Class E, 2.8% 11/10/52 (a)	840,000	726,951
Series 2020-GC45:
Class D, 2.85% 2/13/53 (a)	2,289,000	2,053,984
Class SWD, 3.2185% 12/13/39 (a)	1,764,000	1,646,054
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	5,550,000	5,755,313
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	5,000,000	5,039,488
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,603,734	1,589,510
Class F, 4.101% 9/17/39 (a)	260,225	259,543
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (a)(b)	1,947,000	2,010,036
Series 2019-55HY Class F, 2.9428% 12/10/41 (a)(b)	1,617,000	1,532,802
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.8085% 6/15/34 (a)(b)(e)	1,704,469	1,703,444
Class FFL, 1 month U.S. LIBOR + 2.850% 4.5085% 6/15/34 (a)(b)(e)	699,501	699,501
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,256,295
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 7/17/37 (a)(b)(e)	284,015	284,015
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (a)	2,771,000	2,909,046
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 6/15/32 (a)(b)(e)	1,646,128	1,646,122
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.8185% 7/15/36 (a)(b)(e)	2,292,000	2,296,368
Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 7/15/36 (a)(b)(e)	777,000	778,950
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	558,112
Series 2014-C26 Class D, 3.8815% 1/15/48 (a)(b)	2,329,000	2,333,672
Series 2015-C32 Class C, 4.6559% 11/15/48 (b)	1,500,000	1,625,175
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4385% 12/15/49 (a)(b)	2,418,000	2,295,113
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0903% 12/15/49 (a)(b)	3,867,000	3,656,023
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,644,379
Series 2018-C8 Class D, 3.2444% 6/15/51 (a)(b)	1,171,000	1,108,982
Series 2019-COR6:
Class D, 2.5% 11/13/52 (a)	1,354,000	1,249,004
Class E, 2.5% 11/13/52 (a)	2,582,000	2,251,408
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.132% 6/15/45 (a)(b)	3,373,000	3,473,195
Class E, 5.132% 6/15/45 (a)(b)	3,206,000	3,131,843
Class F, 4% 6/15/45 (a)	3,743,000	2,977,844
Class G 4% 6/15/45 (a)	4,129,000	2,465,177
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.664% 2/15/46 (a)(b)	3,008,000	3,002,092
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	928,229
Class H, 4.409% 2/15/46 (a)(b)	2,622,000	1,936,466
Series 2011-C4:
Class F, 3.873% 7/15/46 (a)	494,000	499,196
Class H, 3.873% 7/15/46 (a)	2,683,000	2,623,160
Class NR, 3.873% 7/15/46 (a)	1,322,500	1,132,424
Series 2013-LC11:
Class D, 4.1676% 4/15/46 (b)	3,677,000	3,368,954
Class E, 3.25% 4/15/46 (a)(b)	104,000	83,012
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	2,812,614
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(b)	3,213,000	2,245,599
Class E, 3.8046% 6/10/27 (a)(b)(d)	4,232,000	1,699,727
Series 2015-UES Class F, 3.621% 9/5/32 (a)(b)	2,701,000	2,703,659
Series 2018-AON Class F, 4.6132% 7/5/31 (a)(b)	2,150,000	2,222,246
Series 2019-OSB Class E, 3.7828% 6/5/39 (a)(b)	2,350,000	2,511,724
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 3.6585% 5/15/36 (a)(b)(e)	2,373,000	2,361,125
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(b)	2,063,000	2,241,423
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	174,160	173,520
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (a)(b)	1,976,000	1,898,852
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (a)(b)	1,144,000	1,106,254
Class E, 3.4767% 2/6/30 (a)(b)	841,000	762,371
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,741,226
Series 2012-C5 Class E, 4.6769% 8/15/45 (a)(b)	889,000	928,765
Series 2012-C6 Class D, 4.6074% 11/15/45 (a)(b)	3,633,000	3,811,697
Series 2012-C6, Class F, 4.6074% 11/15/45 (a)(b)	1,575,000	1,577,035
Series 2013-C12 Class D, 4.7657% 10/15/46 (a)(b)	3,996,000	4,167,277
Series 2013-C13:
Class D, 4.9073% 11/15/46 (a)(b)	5,150,000	5,434,575
Class E, 4.9073% 11/15/46 (a)(b)	1,666,000	1,722,983
Series 2013-C7:
Class D, 4.2382% 2/15/46 (a)(b)	3,450,000	3,462,703
Class E, 4.2382% 2/15/46 (a)(b)	1,316,000	1,191,579
Series 2013-C8 Class D, 4.0564% 12/15/48 (a)(b)	1,883,000	1,945,221
Series 2013-C9:
Class D, 4.1222% 5/15/46 (a)(b)	4,440,000	4,621,728
Class E, 4.1222% 5/15/46 (a)(b)	1,594,370	1,608,458
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	1,402,543
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,453,000	2,162,494
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,785,431
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 3/15/34 (a)(b)(e)	1,500,000	1,498,187
Class G, 1 month U.S. LIBOR + 3.150% 4.8085% 3/15/34 (a)(b)(e)	900,000	898,913
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	68,830	69,571
Series 2011-C2:
Class D, 5.4876% 6/15/44 (a)(b)	6,083,000	6,166,813
Class E, 5.4876% 6/15/44 (a)(b)	3,717,000	3,648,968
Class F, 5.4876% 6/15/44 (a)(b)	3,015,000	2,860,855
Series 2011-C3:
Class D, 5.2445% 7/15/49 (a)(b)	8,074,000	8,214,136
Class E, 5.2445% 7/15/49 (a)(b)	2,610,000	2,615,891
Class F, 5.2445% 7/15/49 (a)(b)	984,000	965,054
Class G, 5.2445% 7/15/49 (a)(b)	3,536,800	3,311,987
Series 2012-C4 Class D, 5.4192% 3/15/45 (a)(b)	1,624,000	1,633,182
Series 2015-MS1 Class D, 4.0311% 5/15/48 (a)(b)	4,300,000	4,254,198
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,633,857
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	4,292,043
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 11/15/34 (a)(b)(e)	916,000	917,470
Series 2018-MP Class E, 4.276% 7/11/40 (a)(b)	2,499,000	2,632,373
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6528% 7/15/33 (a)(b)	298,937	310,402
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 8.585% 8/15/24 (a)(b)(e)	1,012,100	1,022,340
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9085% 8/15/34 (a)(b)(e)	8,997,045	9,031,304
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (a)	2,273,000	2,128,474
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,879,050	7,081,170
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,719,325
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,014,000	1,139,585
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.1346% 5/15/39 (a)(b)	3,014,000	3,016,404
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.427% 6/15/35 (a)(b)(e)	262,000	262,639
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.427% 6/15/35 (a)(b)(e)	222,000	221,271
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(b)	909,000	913,474
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 3.9085% 11/15/34 (a)(b)(e)	638,000	633,594
Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/34 (a)(b)(e)	96,000	95,277
Class G, 1 month U.S. LIBOR + 4.000% 5.6585% 11/15/34 (a)(b)(e)	572,000	560,017
Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	2,541,000	2,595,095
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (a)(b)	1,754,950	1,780,145
Class AMZ3, 3.5% 1/15/37 (a)(b)	822,675	816,251
Class MSK3, 3.25% 12/15/36 (a)	855,550	822,776
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (a)	1,228,000	1,267,180
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,901,191	2,403,619
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (a)(b)	3,105,000	3,107,605
Class G, 3.8518% 3/15/37 (a)(b)	858,000	824,801
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (a)(b)	1,894,000	1,816,886
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5247% 8/15/39 (b)	4,452,000	4,371,408
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5702% 5/10/45 (a)(b)	3,272,000	3,346,066
Class E, 5% 5/10/45 (a)(b)	1,911,000	1,587,478
Class F, 5% 5/10/45 (a)(b)	2,484,000	1,049,031
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(b)	2,090,000	2,083,697
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(b)	890,000	908,844
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 4.36% 1/15/35 (a)(b)(e)	1,066,000	1,068,073
Series 2010-C1 Class XB, 0.5867% 11/15/43 (a)(b)(c)	21,422,254	58,770
Series 2012-LC5:
Class D, 4.7597% 10/15/45 (a)(b)	6,116,000	6,439,820
Class E, 4.7597% 10/15/45 (a)(b)	1,051,000	1,069,111
Class F, 4.7597% 10/15/45 (a)(b)	588,000	563,226
Series 2015-NXS4 Class E, 3.6698% 12/15/48 (a)(b)	2,047,000	1,873,027
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	1,240,059
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	4,935,010
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,955,228
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,792,439
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	1,252,600	975,182
Series 2011-C3:
Class D, 5.6803% 3/15/44 (a)(b)	3,318,000	2,317,152
Class E, 5% 3/15/44 (a)	1,258,000	377,400
Class F, 5% 3/15/44 (a)	2,421,350	120,944
Series 2011-C4:
Class D, 5.2297% 6/15/44 (a)(b)	1,616,000	1,654,456
Class E, 5.2297% 6/15/44 (a)(b)	1,274,000	1,277,963
Series 2011-C5:
Class D, 5.6608% 11/15/44 (a)(b)	2,978,000	3,107,816
Class E, 5.6608% 11/15/44 (a)(b)	4,203,655	4,339,916
Class F, 5.25% 11/15/44 (a)(b)	3,930,000	3,911,813
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,161,051
Series 2012-C6 Class D, 5.5786% 4/15/45 (a)(b)	2,707,000	2,865,850
Series 2012-C7:
Class E, 4.8128% 6/15/45 (a)(b)	3,644,000	2,684,131
Class F, 4.5% 6/15/45 (a)	1,470,000	785,165
Class G, 4.5% 6/15/45 (a)	4,218,750	1,524,051
Series 2012-C8:
Class D, 4.8848% 8/15/45 (a)(b)	833,000	870,756
Class E, 4.8848% 8/15/45 (a)(b)	1,167,000	1,197,881
Series 2013-C11:
Class D, 4.2606% 3/15/45 (a)(b)	1,865,000	1,937,290
Class E, 4.2606% 3/15/45 (a)(b)	4,999,000	5,103,140
Series 2013-C13 Class D, 4.139% 5/15/45 (a)(b)	1,499,000	1,551,855
Series 2013-C16 Class D, 5.0335% 9/15/46 (a)(b)	668,000	673,783
Series 2013-UBS1 Class D, 4.7383% 3/15/46 (a)(b)	2,638,000	2,787,081
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(b)	4,695,000	4,536,502
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(b)	1,638,000	1,460,988
Class PR2, 3.516% 6/5/35 (a)(b)	4,354,000	3,723,520
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $642,586,751)		673,605,177
	Shares	Value

Common Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
iStar Financial, Inc.
(Cost $1,883,995)	150,000	2,269,500

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	70,550	1,894,973
Nonconvertible Preferred Stocks - 3.0%
Diversified Financial Services - 0.5%
AGNC Investment Corp. Series E 6.50% (b)	94,400	2,334,512
MFA Financial, Inc. Series B, 7.50%	80,525	2,007,730
		4,342,242
Homebuilders/Real Estate - 2.5%
American Homes 4 Rent Series D, 6.50%	86,125	2,232,360
Capstead Mortgage Corp. Series E, 7.50%	80,000	2,008,000
Cedar Realty Trust, Inc. Series C, 6.50%	79,625	1,868,799
Colony Capital, Inc.:
Series H, 7.125%	76,200	1,684,782
Series I, 7.15%	71,600	1,583,792
National Storage Affiliates Trust Series A, 6.00%	37,975	1,017,350
Public Storage Series F, 5.15%	85,000	2,158,150
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,332,613
SITE Centers Corp. Series K, 6.25%	75,512	1,840,983
Spirit Realty Capital, Inc. Series A, 6.00%	17,968	456,387
Taubman Centers, Inc. Series J, 6.50%	55,202	1,400,475
UMH Properties, Inc. Series C, 6.75%	98,998	2,450,201
		21,033,892

TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,376,134

TOTAL PREFERRED STOCKS
(Cost $27,500,409)		27,271,107
	Principal Amount	Value

Bank Loan Obligations - 4.0%
Air Transportation - 0.2%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 10/18/20 (b)(e)(g)	2,120,000	2,098,800
Diversified Financial Services - 1.1%
Extell Boston 5.149% 8/31/21 (b)(d)(g)	2,058,990	2,084,110
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)(g)	7,602,000	7,726,673

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,810,783

Homebuilders/Real Estate - 1.4%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.6501% 1/15/25 (b)(d)(e)(g)	2,450,000	2,450,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 8/21/25 (b)(e)(g)	1,645,175	1,613,637
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.3126% 2/6/22 (b)(d)(e)(g)	4,165,000	4,123,350
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4067% 6/28/23 (b)(e)(g)	3,781,001	3,766,822
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 2/8/25 (b)(e)(g)	93,939	89,947

TOTAL HOMEBUILDERS/REAL ESTATE		12,043,756

Hotels - 0.8%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/18/26 (b)(e)(g)	901,775	887,500
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3768% 6/21/26 (b)(e)(g)	3,195,308	3,157,156
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.35% 4/27/24 (b)(e)(g)	930,206	860,440
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.61% 5/11/24 (b)(e)(g)	1,718,166	1,718,166

TOTAL HOTELS		6,623,262

Services - 0.3%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/18/24 (b)(e)(g)	2,130,000	2,103,375
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (b)(e)(g)	189,536	186,339

TOTAL SERVICES		2,289,714

Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.36% 4/11/25 (b)(e)(g)	1,640,185	1,619,683
TOTAL BANK LOAN OBLIGATIONS
(Cost $34,606,894)		34,485,998

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)	3,000,000	61,500
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38(a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		61,810
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.60% (h)
(Cost $54,655,794)	54,644,866	54,655,794
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $846,077,566)		864,593,768
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,857,193)
NET ASSETS - 100%		$861,736,575

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $714,576,249 or 82.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,604,305 or 0.5% of net assets.

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 4.1169% 6/25/43	9/29/03	$56,041
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 4.1169% 6/25/43	9/29/03	$214
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$4,182,530

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$248,931
Total	$248,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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